SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY
Schedule of share capital

	2019		2018		2017
Authorized: unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	239,411	$3,337,608	242,129	$3,386,946	240,483	$3,365,962
Issued for cash:
Purchase of common shares under Normal Course Issuer Bid	(18,231)	(253,920)	(5,925)	(82,596)	—	—
Stock Option Plan	—	—	668	9,138	—	—
Non-cash:
Share-based compensation – settled(1)	564	4,406	2,539	23,389	1,646	20,984
Stock Option Plan – exercised	—	—	—	731	—	—
Balance, end of year	221,744	$3,088,094	239,411	$3,337,608	242,129	$3,386,946

Summary of share-based compensation expense which is included in General and Administrative expense on the Consolidated Income Statements

($ thousands)	2019	2018	2017
Cash:
Long-term incentive plans expense	$689	$133	$997
Non-Cash:
Long-term incentive plans expense	22,324	25,917	22,576
Equity swap (gain)/loss	308	(210)	184
Share-based compensation expense	$23,321	$25,840	$23,757

Schedule of PSU, RSU and DSU activity

For the year ended December 31, 2019	Cash-settled LTI Plans	Equity-settled LTI Plans		Total
(thousands of units)	DSU	PSU(1)	RSU
Balance, beginning of year	391	1,371	1,753	3,515
Granted	99	817	862	1,778
Vested	(68)	—	(1,007)	(1,075)
Forfeited	—	(49)	(77)	(126)
Balance, end of year	422	2,139	1,531	4,092

Schedule of cumulative share-based compensation expense recognized to-date

At December 31, 2019 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$30,768	$13,495	$44,263
Unrecognized share-based compensation expense	11,971	5,582	17,553
Fair value	$42,739	$19,077	$61,816
Weighted-average remaining contractual term (years)	1.7	1.4
(1)	Includes estimated performance multipliers.

Schedule of the stock option plan activity for the period

	Number of Options	Weighted Average
Year ended December 31, 2019	(thousands)	Exercise Price
Options outstanding, beginning of year	4,131	$17.12
Exercised	—	—
Forfeited	(96)	15.22
Expired	(1,928)	20.35
Options outstanding and exercisable, end of year	2,107	$14.24

Schedule of net income/(loss) per share

(thousands, except per share amounts)	2019	2018	2017
Net income/(loss)	$(259,720)	$378,279	$236,998

Weighted average shares outstanding – Basic	231,334	244,076	241,929
Dilutive impact of share-based compensation(1)	—	3,185	5,945
Weighted average shares outstanding – Diluted	231,334	247,261	247,874
Net income/(loss) per share
Basic	$(1.12)	$1.55	$0.98
Diluted	$(1.12)	$1.53	$0.96